Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 2,500		$ 3,500
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	(8.90%)	(8.90%)
Borrowings, interest rate basis	2.5	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ (1,440)		₨ (1,387)
Gain loss on derivative financial instruments	(1,440)		(1,387)
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	8,493		25,263
Gain loss on derivative financial instruments	8,493		25,263
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	0		0
Gain loss on derivative financial instruments	₨ 0		₨ 0